Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 2,309	$ 1,579
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,200	770
Net proceeds on sale of intangible assets	0	9,244
Domain names | Internally generated
Disclosure of detailed information about intangible assets [line items]
Amortization expense	(652)	0
Additions other than through business combinations, intangible assets other than goodwill	3,376	3,015
Internally generated fuel cell intangible assets | Internally generated
Disclosure of detailed information about intangible assets [line items]
Amortization expense	(491)	(253)
Additions other than through business combinations, intangible assets other than goodwill	0	$ 1,053
Protonex | Patents and Customer Lists
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,200